OTHER RECEIVABLES - Current and Non-current Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Tax credit - VAT	$ 2,270	$ 2,904
Income tax credits	16,985	12,213
Tax credit - Knowledge Law (note 3.7.1.1)	22,564	18,645
Other tax credits	2,159	1,920
Guarantee deposits	61	455
Advances to suppliers	3,082	2,750
Prepaid expenses	18,543	10,029
Loans granted to employees	126	105
Other	4,422	173
Other receivables	70,212	49,194
Non-current
Tax credit - VAT	1,622	1,193
Income tax credits	6,006	10,671
Tax credit - Software Promotion Regime (note 3.7.1.1)	0	8
Tax credit - Knowledge Law (note 3.7.1.1)	0	5,951
Other tax credits	359	100
Guarantee deposits	5,942	4,390
Loans granted to employees	0	101
Prepaid expenses	816	1,172
Other	1,571	677
TOTAL	$ 16,316	$ 24,263